Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary Of Details About Financial Income Expenses Net

Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2023	December 31, 2022	December 31, 2021
Financial income
Fair value adjustment of the put option		—	2,002	—
Fair value gain on financial investments		1,127	280	11
Interest on shareholder and other loans		—	—	61
Fair Value of derivative		191	15	—
Other finance income		154	10	83
Total financial income		1,472	2,307	155
Financial expenses
Fair value adjustment of convertible bonds		—	—	25,491
Interest and fees on bank loans	13	13,791	3,711	3,222
Interest on leases	9	1,341	1,267	631
Interest on shareholder and other borrowings		—	—	3
Interest on convertible bonds		—	—	2,385
Accretion of discount on put option liabilities		—	—	313
Fair value loss on financial investments		—	1,343	—
Impairment of financial investments		—	1,411	—
Other finance costs		115	266	23
Total financial expenses		15,247	7,998	32,068

Summary Of Details About Other Finance Income Expense Net

(In thousand Euros)	December 31, 2023	December 31, 2022	December 31, 2021
Exchange differences	1,466	(3,618)	1,026
Total	1,466	(3,618)	1,026